Taxation - Corporation Tax and Deferred Tax Balances (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Corporation tax liability	$ 62.9	$ 28.5
Deferred tax asset	23.4	34.2
Deferred tax liability	$ (53.0)	$ (43.7)